Recurring Fair Value Measurements - Summary of Change in the Fair Value of the PIPE with Reduction Right Liability (Detail) - PIPE with reduction right liability [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Reconciliation In Fair Value Of Private Investment In Public Equity Reduction Right Liability [Line Items]
Level 3 Derivative warrant liability Beginning Balance	$ 18,253,010	$ 0
Issuance of PIPE with reduction right liability on December 22, 2023		18,797,300
Change in fair value of PIPE reduction right liability	1,146,117	(544,290)
Level 3 Derivative warrant liability Ending Balance	$ 19,399,127	$ 18,253,010